UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5770

THE CHILE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2006 to September 30, 2006

Item 1:       Schedule of Investments

The Chile Fund, Inc.
Schedule of Investments
September 30, 2006 (unaudited)

	No. of
Description	Shares	Value
EQUITY SECURITIES-100.34%
Airlines-1.45%
Lan Airlines S.A.	295,395	$2,258,951

Beverages-13.66%
Coca-Cola Embonor S.A., Class A	3,118,592	2,473,346
Compañía Cervecerías Unidas S.A.	1,179,003	6,197,197
Embotelladora Andina S.A., PNA	1,370,000	2,995,162
Embotelladora Andina S.A., PNB	780,000	1,843,148
Viña Concha y Toro S.A.	4,803,800	7,150,507
Viña San Pedro S.A.†	65,000,000	592,613
		21,251,973

Building Products-0.28%
Cerámicas Cordillera S.A.†	67,165	437,394

Chemicals-4.64%
Enaex S.A.	110,000	450,274
Sociedad Química y Minera de Chile S.A., Class B	373,000	4,289,031
Sociedad Química y Minera de Chile S.A., Class B, ADR	21,600	2,486,160
		7,225,465

Commercial Banks-7.74%
Banco de Crédito e Inversiones	146,988	4,047,674
Banco Santander Chile S.A.	183,100,000	7,992,420
		12,040,094

Construction Materials-0.47%
Cementos Bio-Bio S.A.	270,000	728,440

Cosmetics & Toiletries-0.54%
Laboratorios Andromaco S.A.	4,049,928	836,435

Diversified Telecommunication-2.95%
Compañía de Telecomunicaciones de Chile S.A., Class A	1,840,000	3,252,396
Empresa Nacional de Telecomunicaciones S.A.	138,965	1,344,531
		4,596,927

Electric Utilities-6.78%
Enersis S.A.	34,000,000	9,002,140
Enersis S.A., ADR	116,900	1,543,080
		10,545,220

Food & Staples Retailing-3.66%
Cencosud S.A.	2,200,000	5,689,832

Independent Power Producers & Energy Traders-20.07%
Colbun S.A.	28,458,076	5,191,765
Empresa Nacional de Electricidad S.A.	21,068,000	21,226,760
Empresa Nacional de Electricidad S.A., ADR	28,400	860,520
Gener S.A.	13,958,089	3,947,585
		31,226,630

Industrial Conglomerates-15.50%
Empresas Copec S.A.	2,405,000	24,119,360

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Metals & Mining-1.63%
CAP S.A.	200,000	2,530,505

Multiline Retail-6.78%
Comercial Siglo XXI S.A.	780,000	2,851,800
Ripley Corp. S.A.	625,000	590,753
S.A.C.I. Falabella, S.A.	2,316,000	7,110,243
		10,552,796

Paper & Forest Products-13.17%
Empresas CMPC S.A.	711,000	20,490,611

Textiles, Apparel & Luxury Goods-0.03%
Zalaquett S.A.†	1,496,767	52,942

Water Utilities-0.99%
Inversiones Aguas Metropolitanas S.A.	1,400,000	1,536,627

TOTAL EQUITY SECURITIES (Cost $87,737,519)		156,120,202

SHORT-TERM INVESTMENTS-0.21%

Chilean Mutual Funds-0.15%
Fondo Mutuo Corporativo BancoEstado (Cost $229,566)	114,314	231,436

	Principal Amount (000’s)
Grand Cayman-0.06%
Brown Brothers Harriman & Co., overnight deposit, 4.38%, 10/02/06* (Cost $89,000)	$89	89,000

TOTAL SHORT-TERM INVESTMENTS (Cost $318,566)		320,436
Total Investments-100.55% (Cost $88,056,085)		156,440,638

Liabilities in Excess of Cash and Other Assets-(0.55)%		(852,743)

NET ASSETS-100.00%		$155,587,895

†                             Non-income producing security.

*                            Variable rate account.  Rate resets on a daily basis; amounts are available on the same business day.

ADR        American Depository Receipts.

PNA         Preferred Shares, Series A.

PNB           Preferred Shares, Series B.

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Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost - At September 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $89,593,005, $69,143,059, $(2,295,426) and $66,847,633, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

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Item 2:          Controls and Procedures

(a)      As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:          Exhibits

1.         The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHILE FUND, INC.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 21, 2006

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 21, 2006